TRADE AND OTHER RECEIVABLES - Trade receivables past due (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Trade And Other Receivables [Line Items]
Credit loss allowance	$ 71	$ 59	$ 62	$ 69
Bad debt expense	25	15	14
Trade receivables	982	1,141	1,166
Less: Loss Allowance	(71)	(59)	(62)	$ (69)
Trade receivables - net	911	1,082	1,104
Total past due
Disclosure Of Trade And Other Receivables [Line Items]
Credit loss allowance	71
Trade receivables	982	1,141	1,166
Less: Loss Allowance	(71)
Past due not more than three months
Disclosure Of Trade And Other Receivables [Line Items]
Credit loss allowance	2
Trade receivables	220	190	271
Less: Loss Allowance	$ (2)
Weighted average loss rate	(0.90%)
Past due more than three months and not more than six months
Disclosure Of Trade And Other Receivables [Line Items]
Credit loss allowance	$ 4
Trade receivables	88	85	78
Less: Loss Allowance	$ (4)
Weighted average loss rate	(4.50%)
Past due more than six months and not more than one year
Disclosure Of Trade And Other Receivables [Line Items]
Credit loss allowance	$ 63
Trade receivables	164	185	170
Less: Loss Allowance	$ (63)
Weighted average loss rate	(38.40%)
Neither past due nor impaired
Disclosure Of Trade And Other Receivables [Line Items]
Credit loss allowance	$ 2
Trade receivables	510	$ 681	$ 647
Less: Loss Allowance	$ (2)
Weighted average loss rate	(0.40%)